Income Taxes - Schedule of Differences Between Federal Statutory Income Tax Rate and Provision for Income Taxes (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes Provision Benefit Summary Of Income Taxes [Line Items]
Federal statutory rate			$ (11,453)	$ (6,301)
Adjustments for tax effects of:
Permanent differences and other			631	42
Increase in valuation allowance			11,289	6,613
Provision for income taxes	$ 704	$ 749	$ 467	$ 354
Federal statutory rate			21.00%	21.00%
Adjustments for tax effects of:
Permanent differences and other			(1.16%)	(0.14%)
Increase in valuation allowance			(20.70%)	(22.04%)
Provision for income taxes	(2.20%)	(3.30%)	(0.86%)	(1.18%)